Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding	12,674,486
Number of Options, Granted	2,658,185
Number of Options, Exercised	(162,064)
Number of Options, Forfeited - unvested	(17,281)
Number of Options, Forfeited - vested	(63,718)
Number of Options, Expired	(456,534)
Number of Options, Outstanding	14,633,074	12,674,486
Number of Options, Exercisable	9,780,237
Number of Options, Vested and expected to vest	14,633,074
Weighted Average Exercise Price per Share
Weighted- Average Exercise Price per Share, Outstanding	$ 4.01
Weighted- Average Exercise Price per Share, Granted	3.35
Weighted- Average Exercise Price per Share, Exercised	0.68
Weighted- Average Exercise Price per Share, Forfeited - unvested	5.56
Weighted- Average Exercise Price per Share, Forfeited - vested	4.31
Weighted- Average Exercise Price per Share, Expired	1.23
Weighted- Average Exercise Price per Share, Outstanding	4.01	$ 4.01
Weighted- Average Exercise Price per Share, Exercisable	3.81
Weighted- Average Exercise Price per Share, Vested and expected to vest	$ 4.01
Weighted Average Remaining Contractual Term (Years)
Weighted- Average Remaining Contractual Term (Years), Outstanding	6 years 7 months 28 days	6 years 2 months 1 day
Weighted- Average Remaining Contractual Term (Years), Exercisable	5 years 5 months 4 days
Weighted- Average Remaining Contractual Term (Years), Vested and expected to vest	6 years 7 months 28 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding	$ 840	$ 54,449
Aggregate Intrinsic Value, Exercisable	840
Aggregate Intrinsic Value, Vested and expected to vest	$ 840
Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding	4,889,820
Number of Options, Outstanding		4,889,820
Weighted Average Exercise Price per Share
Weighted- Average Exercise Price per Share, Outstanding	$ 10.39
Weighted- Average Exercise Price per Share, Outstanding		$ 10.39
Weighted Average Remaining Contractual Term (Years)
Weighted- Average Remaining Contractual Term (Years), Outstanding		6 years 2 months 1 day
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding		$ 54,449
Retroactive Application of Reverse Recapitalization
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding	7,784,666
Number of Options, Outstanding		7,784,666
Weighted Average Exercise Price per Share
Weighted- Average Exercise Price per Share, Outstanding	$ (6.38)
Weighted- Average Exercise Price per Share, Outstanding		$ (6.38)